Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
SoundHound, Inc. [Member]
Accrued Liabilities (Details) [Line Items]
Accrued interest	$ 233	$ 395